Commitments and Contitngencies - Long-Term Time Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Unbilled Receivables not Billable at Balance Sheet Date [Abstract]
2013	$ 228,084
2014	465,666
2015	441,330
2016	417,343
2017	371,709
2018 and thereafter	620,095
Total	$ 2,544,227